Reclamation and closure cost obligations - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RECLAMATION AND CLOSURE COST OBLIGATIONS
Discount rate applied to cash flow projections	1.70%	1.20%
Description of inflation rates applied to cash flow projections	1.80%	1.50%
Letters Of Credit
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 24.1	$ 46.0
Surety Bonds
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 134.4	$ 102.6